Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to (deductions from) net assets attributed to:
Participant contributions	$ 851,642,564
Employer matching contributions	329,237,637
Net realized and unrealized appreciation (depreciation) in fair value of investments	4,177,389,221
Interest, dividend and other income	203,593,460
Benefits paid to participants and participant withdrawals	(2,965,210,499)
Administrative expenses	(919,503)
Net increase	2,595,732,880
Net assets available for benefits:
Beginning of year	24,850,880,304
End of year	$ 27,446,613,184